9. COMMON STOCK PURCHASE OPTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Common Stock Purchase Options Tables
Schedule of Company's stock option plans

	2013	2012
Unexercised options, beginning of year	1,010,000	1,010,000
Stock options issued during the year	820,000	-
Stock options canceled	(25,000)	-
Stock options expired	-	-
Stock options exercised	-	-
Unexercised options, end of year	1,805,000	1,010,000

Exercisable options, end of year	650,000	393,334

The following table summarizes information about the stock options as of March 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	600,000	3.88	0.30	180,000
$ 1.25	795,000	5.49	1.25	993,750
	1,805,000	4.04	$ 0.74	$ 1,337,750

The following table summarizes information about the exercisable stock options as of March 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	240,000	3.88	0.30	72,000
$ 1.25	-	5.49	1.25	-
	650,000	2.35	$ 0.36	$ 236,000

Schedule of non-vested options
		Wtd. Avg.
		Grant Date
	Options	Fair Value
Non-vested at March 31, 2012	616,666	$ 0.34
Stock options issued during the year	795,000	1.25
Vested during the year ended March 31, 2012	(256,666)	0.74
Non-vested at March 31, 2013	1,155,000	$ 0.34